Fee income from financial services, net - Disclosure of fee and commission income expense explanatory (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fee Income From Financial Services [Abstract]
Accounts maintenance, carriage, transfers, and debit and credit card fees	S/ 797,419	S/ 755,432	S/ 747,568
Income from services (acquirer and issuer role)	718,192	733,885	738,177
Banking services fees	241,186	196,985	208,420
Brokerage and custody services	12,196	8,116	5,811
Others	24,433	30,370	36,393
Funds management	177,450	158,928	137,137
Contingent loans fees	65,988	67,045	68,355
Collection services	51,520	55,978	60,648
Others	27,376	18,694	28,757
Total	2,115,760	2,025,433	2,031,266
Expenses for services (acquirer and issuer role)	(346,441)	(343,038)	(339,846)
Credit cards	(162,571)	(177,492)	(199,464)
Credit card processing commissions	(114,604)	(103,838)	(85,741)
Local banks fees	(75,522)	(71,564)	(58,956)
Degital services fees	(71,059)	(53,857)	(19,451)
Credit life insurance premiums	(67,244)	(71,239)	(71,796)
Foreign banks fees	(27,809)	(25,778)	(26,285)
Registry expenses	(2,380)	(1,865)	(1,466)
Others	(28,499)	(33,819)	(49,799)
Total	(896,129)	(882,490)	(852,804)
Net	S/ 1,219,631	S/ 1,142,943	S/ 1,178,462